Financial Risks Management (Tables)	6 Months Ended
Jun. 30, 2022
Foreign exchange rates [abstract]
Summary of Sensitivity of Cash and Cash Equivalents and Expenses to Variation of Ten Percent of the US Dollars Against the Euro
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2021 and in the first half of 2022.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2021/12/31	2022/06/30
Cash and cash equivalents denominated in US dollars	81,713	72,549
Equivalent in euros, on the basis of the exchange rate described below	72,146	69,846
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	80,163	77,607
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	65,588	63,496

Sensitivity of the Group's expenses to a variation of +/- 10%	Half-year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2021/06/30	2022/06/30
Expenses denominated in US dollars	9,758	7,562
Equivalent in euros, on the basis of the exchange rate described below	8,211	7,280
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	9,123	8,089
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	7,465	6,618
2022/06/30 : Equivalent in euros, on the basis of 1 euro = 1,0387 dollars US
2021/12/31 : Equivalent in euros, on the basis of 1 euro = 1,13261 dollars US
2021/06/30 : Equivalent in euros, on the basis of 1 euro = 1,1884 dollars US

Summary of Cash, Cash Equivalents and Financial Assets

Cash, cash equivalents and financial assets	As of
(in € thousands)	2021/12/31	2022/06/30
At origin, denominated in EUR
Cash and cash equivalents	186,609	139,269
Current and non current financial assets	4,355	4,817
Total	190,964	144,086
At origin, denominated in USD
Cash and cash equivalents	72,147	69,846
Current and non current financial assets	76	—
Total	72,223	69,846
Total, in EUR
Cash and cash equivalents	258,756	209,115
Current and non current financial assets	4,431	4,817
Total	263,187	213,932